Provisions, contingent assets and contingent liabilities - Schedule of Civil, Labor and Other Risks Provisions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Opening balance - 01/01	R$ 19,209
Closing balance	17,791	R$ 19,209
Civil
Disclosure of other provisions [line items]
Opening balance - 01/01	3,207	3,203
(-) Provisions guaranteed by indemnity clause	(169)	(205)
Subtotal	3,038	2,998
Adjustment / Interest	115	122
Changes in the period reflected in income	1,228	1,487
Increase	1,835	2,062
Reversal	(607)	(575)
Payment / Transfer	(1,426)	(1,569)
Subtotal	2,955	3,038
(+) Provisions guaranteed by indemnity clause	197	169
Closing balance	3,152	3,207
Current	1,434	1,535
Non-current	1,718	1,672
Labor
Disclosure of other provisions [line items]
Opening balance - 01/01	8,213	7,821
(-) Provisions guaranteed by indemnity clause	(671)	(962)
Subtotal	7,542	6,859
Adjustment / Interest	578	515
Changes in the period reflected in income	3,334	3,539
Increase	3,793	3,958
Reversal	(459)	(419)
Payment / Transfer	(3,173)	(3,371)
Subtotal	8,281	7,542
(+) Provisions guaranteed by indemnity clause	565	671
Closing balance	8,846	8,213
Current	3,176	3,443
Non-current	5,670	4,770
Other Risks
Disclosure of other provisions [line items]
Opening balance - 01/01	1,066	2,141
Subtotal	1,066	2,141
Changes in the period reflected in income	364	325
Increase	650	325
Reversal	(286)	0
Payment / Transfer	(37)	(1,400)
Subtotal	1,393	1,066
Closing balance	1,393	1,066
Current	687	115
Non-current	706	951
Total
Disclosure of other provisions [line items]
Opening balance - 01/01	12,486	13,165
(-) Provisions guaranteed by indemnity clause	(840)	(1,167)
Subtotal	11,646	11,998
Adjustment / Interest	693	637
Changes in the period reflected in income	4,926	5,351
Increase	6,278	6,345
Reversal	(1,352)	(994)
Payment / Transfer	(4,636)	(6,340)
Subtotal	12,629	11,646
(+) Provisions guaranteed by indemnity clause	762	840
Closing balance	13,391	12,486
Current	5,297	5,093
Non-current	R$ 8,094	R$ 7,393